Revenues and geographic information	6 Months Ended
Jun. 30, 2025
Disclosure of revenues and geographic information [abstract]
Revenues and geographic information
9. Revenues and geographic information
Net sales to third parties
Net sales to third parties by region[1]
Second quarter
	Q2 2025 USD m	Q2 2024 USD m	% change USD	% change cc2	Q2 2025 % of total	Q2 2024 % of total

US	6 249	5 146	21	21	44	41

Europe	4 170	3 867	8	3	30	31

Asia/Africa/Australasia	2 713	2 594	5	3	19	21

Canada and Latin America	922	905	2	15	7	7

Total	14 054	12 512	12	11	100	100

Of which in established markets	10 537	9 162	15	13	75	73

Of which in emerging growth markets	3 517	3 350	5	7	25	27

[1] Net sales to third parties by location of customer. Emerging growth markets comprise all markets other than the established markets of the US, Canada, Western Europe, Japan, Australia and New Zealand. Novartis definition of Western Europe includes Austria, Belgium, Finland, France, Germany, Greece, Iceland, Ireland, Italy, Luxembourg, Malta, The Netherlands, Norway, Portugal, Spain, Sweden, Switzerland, and the United Kingdom.

[2] Constant currencies (cc) is a non-IFRS measure. A definition of non-IFRS measures used by Novartis can be found starting on page 40.
First half
	H1 2025 USD m	H1 2024 USD m	% change USD	% change cc2	H1 2025 % of total	H1 2024 % of total

US	11 961	9 734	23	23	44	40

Europe	8 075	7 631	6	5	30	31

Asia/Africa/Australasia	5 485	5 174	6	6	20	21

Canada and Latin America	1 766	1 802	-2	12	6	8

Total	27 287	24 341	12	13	100	100

Of which in established markets	20 206	17 650	14	14	74	73

Of which in emerging growth markets	7 081	6 691	6	10	26	27

[1] Net sales to third parties by location of customer. Emerging growth markets comprise all markets other than the established markets of the US, Canada, Western Europe, Japan, Australia and New Zealand. Novartis definition of Western Europe includes Austria, Belgium, Finland, France, Germany, Greece, Iceland, Ireland, Italy, Luxembourg, Malta, The Netherlands, Norway, Portugal, Spain, Sweden, Switzerland, and the United Kingdom.

[2] Constant currencies (cc) is a non-IFRS measure. A definition of non-IFRS measures used by Novartis can be found starting on page 40.
Net sales to third parties by core therapeutic area and established brands
Second quarter
	Q2 2025	Q2 2024	% change	% change
	USD m	USD m	USD	cc1

Cardiovascular, renal and metabolic
Entresto	2 357	1 898	24	22

Leqvio	298	182	64	61

Total cardiovascular, renal and metabolic	2 655	2 080	28	26

Immunology
Cosentyx	1 629	1 526	7	6

Xolair [2]	443	427	4	2

Ilaris	477	368	30	27

Total immunology [3]	2 549	2 321	10	9

Neuroscience
Kesimpta	1 077	799	35	33

Zolgensma	297	349	-15	-17

Aimovig	83	77	8	3

Total neuroscience	1 457	1 225	19	17

Oncology
Kisqali	1 177	717	64	64

Tafinlar + Mekinist	573	523	10	7

Promacta/Revolade	502	544	-8	-9

Jakavi	524	471	11	8

Pluvicto	454	345	32	30

Tasigna	327	446	-27	-27

Scemblix	298	164	82	79

Lutathera	207	175	18	17

Piqray/Vijoice	111	120	-8	-8

Fabhalta [4]	120	22	nm	nm

Total oncology [3]	4 293	3 527	22	20

Established brands
Sandostatin Group	303	313	-3	-3

Exforge Group	191	178	7	7

Lucentis	173	275	-37	-39

Diovan Group	154	160	-4	-4

Galvus Group	123	150	-18	-17

Kymriah [3]	99	113	-12	-14

Contract manufacturing	276	271	2	-3

Other [3]	1 781	1 899	-6	-5

Total established brands [3]	3 100	3 359	-8	-8

Total net sales to third parties	14 054	12 512	12	11

[1] Constant currencies (cc) is a non-IFRS measure. A definition of non-IFRS measures used by Novartis can be found starting on page 40.
[2] Net sales to third parties reflect Xolair sales for all indications.
[3] Reclassified to conform with 2025 presentation of brands by therapeutic area and established brands.
[4] Net sales to third parties reflect Fabhalta sales for all indications.

nm = not meaningful
Net sales to third parties by core therapeutic area and established brands
First half
	H1 2025	H1 2024	% change	% change
	USD m	USD m	USD	cc1

Cardiovascular, renal and metabolic
Entresto	4 618	3 777	22	22

Leqvio	555	333	67	66

Total cardiovascular, renal and metabolic	5 173	4 110	26	26

Immunology
Cosentyx	3 163	2 852	11	11

Xolair [2]	899	826	9	10

Ilaris	896	724	24	24

Total immunology [3]	4 958	4 402	13	13

Neuroscience
Kesimpta	1 976	1 436	38	38

Zolgensma	624	644	-3	-3

Aimovig	159	153	4	3

Total neuroscience [3]	2 759	2 233	24	23

Oncology
Kisqali	2 133	1 344	59	60

Tafinlar + Mekinist	1 125	997	13	13

Promacta/Revolade	1 048	1 064	-2	-1

Jakavi	1 016	949	7	8

Pluvicto	825	655	26	26

Tasigna	704	841	-16	-15

Scemblix	536	300	79	78

Lutathera	400	344	16	16

Piqray/Vijoice	211	229	-8	-8

Fabhalta [4]	201	28	nm	nm

Total oncology [3]	8 199	6 751	21	22

Established brands
Sandostatin Group	620	668	-7	-6

Exforge Group	370	370	0	3

Lucentis	362	589	-39	-38

Diovan Group	304	300	1	3

Galvus Group	247	299	-17	-14

Kymriah [3]	199	233	-15	-15

Contract manufacturing	619	550	13	12

Other [3]	3 477	3 836	-9	-7

Total established brands [3]	6 198	6 845	-9	-8

Total net sales to third parties	27 287	24 341	12	13

[1] Constant currencies (cc) is a non-IFRS measure. A definition of non-IFRS measures used by Novartis can be found starting on page 40.
[2] Net sales to third parties reflect Xolair sales for all indications.
[3] Reclassified to conform with 2025 presentation of brands by therapeutic area and established brands.
[4] Net sales to third parties reflect Fabhalta sales for all indications.

nm = not meaningful
Net sales to third parties of the top 20 brands in 2025[1]
Second quarter
			US		Rest of world			Total

Brands	Brand classification by therapeutic area or established brands	Key indications	USD m	% change USD/cc2	USD m	% change USD	% change cc2	USD m	% change USD	% change cc2

Entresto	Cardiovascular, renal and metabolic	Chronic heart failure, hypertension	1 223	29	1 134	19	15	2 357	24	22

Cosentyx	Immunology	Psoriasis (PsO), ankylosing spondylitis (AS), psoriatic arthritis (PsA), non-radiographic axial spondyloarthritis (nr-axSPA), hidradenitis suppurativa (HS)	921	6	708	8	6	1 629	7	6

Kisqali	Oncology	HR+/HER2- metastatic breast cancer and early breast cancer	750	100	427	25	25	1 177	64	64

Kesimpta	Neuroscience	Relapsing forms of multiple sclerosis (MS)	713	28	364	49	45	1 077	35	33

Tafinlar + Mekinist	Oncology	BRAF V600+ metastatic and adjuvant melanoma, advanced non-small cell lung cancer (NSCLC), tumor agnostic with BRAF mutation indication, pediatric low grade glioma (pLGG)	246	22	327	2	-2	573	10	7

Promacta/Revolade	Oncology	Immune thrombocytopenia (ITP), severe aplastic anemia (SAA)	227	-20	275	5	3	502	-8	-9

Jakavi	Oncology	Myelofibrosis (MF), polycythemia vera (PV), graft-versus-host disease (GvHD)			524	11	8	524	11	8

Xolair [3]	Immunology	Severe allergic asthma (SAA), chronic spontaneous urticaria (CSU), nasal polyps, food allergy (FA)			443	4	2	443	4	2

Ilaris	Immunology	Auto-inflammatory (CAPS, TRAPS, HIDS/MKD, FMF, SJIA, AOSD, gout)	260	34	217	25	20	477	30	27

Pluvicto	Oncology	PSMA-positive mCRPC patients post-ARPI, pre- and post-Taxane	358	21	96	92	80	454	32	30

Tasigna	Oncology	Chronic myeloid leukemia (CML)	162	-30	165	-24	-25	327	-27	-27

Zolgensma	Neuroscience	Spinal muscular atrophy (SMA)	96	-28	201	-7	-10	297	-15	-17

Sandostatin Group	Established brands	Carcinoid tumors, acromegaly	187	0	116	-8	-8	303	-3	-3

Leqvio	Cardiovascular, renal and metabolic	Atherosclerotic cardiovascular disease (ASCVD)	138	47	160	82	74	298	64	61

Scemblix	Oncology	Philadelphia chromosome-positive chronic myeloid leukemia (Ph+ CML) in chronic phase (CP); Ph+ CML in CP with the T315I mutation	191	82	107	81	76	298	82	79

Lutathera	Oncology	GEP-NETs gastroenteropancreatic neuroendocrine tumors	150	21	57	12	6	207	18	17

Exforge Group	Established brands	Hypertension	1	0	190	7	8	191	7	7

Lucentis	Established brands	Age-related macular degeneration (AMD), diabetic macular edema (DME), retinal vein occlusion (RVO)			173	-37	-39	173	-37	-39

Diovan Group	Established brands	Hypertension	7	17	147	-5	-6	154	-4	-4

Galvus Group	Established brands	Type 2 diabetes (RMS)			123	-18	-17	123	-18	-17

Top 20 brands total			5 630	22	5 954	10	7	11 584	16	14

Rest of portfolio			619	13	1 851	-5	-5	2 470	-1	-1

Total net sales to third parties			6 249	21	7 805	6	4	14 054	12	11

[1] Net sales to third parties by location of customer.
[2] Constant currencies (cc) is a non-IFRS measure. A definition of non-IFRS measures used by Novartis can be found starting on page 40.
[3] Net sales to third parties reflect Xolair sales for all indications.

Net sales to third parties of the top 20 brands in 2025[1]
First half
			US		Rest of world			Total

Brands	Brand classification by therapeutic area or established brands	Key indications	USD m	% change USD/cc2	USD m	% change USD	% change cc2	USD m	% change USD	% change cc2

Entresto	Cardiovascular, renal and metabolic	Chronic heart failure, hypertension	2 392	26	2 226	18	18	4 618	22	22

Cosentyx	Immunology	Psoriasis (PsO), ankylosing spondylitis (AS), psoriatic arthritis (PsA), non-radiographic axial spondyloarthritis (nr-axSPA), hidradenitis suppurativa (HS)	1 736	14	1 427	8	9	3 163	11	11

Kisqali	Oncology	HR+/HER2- metastatic breast cancer and early breast cancer	1 336	94	797	21	24	2 133	59	60

Kesimpta	Neuroscience	Relapsing forms of multiple sclerosis (MS)	1 300	34	676	45	45	1 976	38	38

Tafinlar + Mekinist	Oncology	BRAF V600+ metastatic and adjuvant melanoma, advanced non-small cell lung cancer (NSCLC), tumor agnostic with BRAF mutation indication, pediatric low grade glioma (pLGG)	454	18	671	10	10	1 125	13	13

Promacta/Revolade	Oncology	Immune thrombocytopenia (ITP), severe aplastic anemia (SAA)	515	-6	533	3	5	1 048	-2	-1

Jakavi	Oncology	Myelofibrosis (MF), polycythemia vera (PV), graft-versus-host disease (GvHD)			1 016	7	8	1 016	7	8

Xolair [3]	Immunology	Severe allergic asthma (SAA), chronic spontaneous urticaria (CSU), nasal polyps, food allergy (FA)			899	9	10	899	9	10

Ilaris	Immunology	Auto-inflammatory (CAPS, TRAPS, HIDS/MKD, FMF, SJIA, AOSD, gout)	478	33	418	15	15	896	24	24

Pluvicto	Oncology	PSMA-positive mCRPC patients post-ARPI, pre- and post-Taxane	645	12	180	128	125	825	26	26

Tasigna	Oncology	Chronic myeloid leukemia (CML)	359	-11	345	-21	-19	704	-16	-15

Zolgensma	Neuroscience	Spinal muscular atrophy (SMA)	225	-5	399	-2	-2	624	-3	-3

Sandostatin Group	Established brands	Carcinoid tumors, acromegaly	384	-10	236	-2	0	620	-7	-6

Leqvio	Cardiovascular, renal and metabolic	Atherosclerotic cardiovascular disease (ASCVD)	265	58	290	76	74	555	67	66

Scemblix	Oncology	Philadelphia chromosome-positive chronic myeloid leukemia (Ph+ CML) in chronic phase (CP); Ph+ CML in CP with the T315I mutation	345	79	191	79	77	536	79	78

Lutathera	Oncology	GEP-NETs gastroenteropancreatic neuroendocrine tumors	289	20	111	8	6	400	16	16

Exforge Group	Established brands	Hypertension	3	-40	367	1	4	370	0	3

Lucentis	Established brands	Age-related macular degeneration (AMD), diabetic macular edema (DME), retinal vein occlusion (RVO)			362	-39	-38	362	-39	-38

Diovan Group	Established brands	Hypertension	20	33	284	0	1	304	1	3

Galvus Group	Established brands	Type 2 diabetes (RMS)			247	-17	-14	247	-17	-14

Top 20 brands total			10 746	24	11 675	9	10	22 421	16	17

Rest of portfolio			1 215	11	3 651	-7	-5	4 866	-3	-1

Total net sales to third parties			11 961	23	15 326	5	6	27 287	12	13

[1] Net sales to third parties by location of customer.
[2] Constant currencies (cc) is a non-IFRS measure. A definition of non-IFRS measures used by Novartis can be found starting on page 40.
[3] Net sales to third parties reflect Xolair sales for all indications.

Other revenues
(USD millions)	Q2 2025	Q2 2024	H1 2025	H1 2024

Profit sharing income	356	268	613	482

Royalty income [1]	318	5	326	24

Milestone income	35	14	89	20

Other [2]	73	73	141	125

Total other revenues	782	360	1 169	651

1 In the second quarter and first half of 2025, royalty income includes a royalty settlement of USD 0.3 billion.
[2] Other includes revenue from activities such as manufacturing or other services rendered, to the extent such revenue is not recorded under net sales to third parties.